CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 257,210	$ 250,168
Customer accounts and other restricted cash	984,693	1,095,120
Accounts receivable, net of allowance for credit losses of $14,508 and $9,499, respectively	158,409	138,356
Settlement receivables, net of allowance for credit losses of $4,529 and $4,524, respectively	152,860	150,727
Prepaid expenses and other current assets	111,865	113,733
Derivative financial assets - current	0	597
Contingent consideration receivable - current	1,724	1,498
Total current assets	1,666,761	1,750,199
Deferred tax assets	14,176	14,176
Property, plant and equipment, net	26,582	28,351
Operating lease right-of-use assets	37,760	40,278
Derivative financial assets - non-current	372	0
Intangible assets, net	832,891	874,050
Goodwill	2,060,655	2,076,347
Contingent consideration receivable - non-current	2,281	3,312
Other assets – non-current	16,902	16,920
Total assets	4,658,380	4,803,633
Current liabilities
Accounts payable and other liabilities	246,072	209,430
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,154,321	1,181,913
Operating lease liabilities – current	9,428	9,016
Income taxes payable	4,765	478
Contingent consideration payable - current	1,517	1,517
Liability for share-based compensation - current	10,107	1,328
Total current liabilities	1,436,400	1,413,872
Non-current debt	2,483,241	2,605,038
Operating lease liabilities - non-current	30,451	33,814
Deferred tax liabilities	89,792	92,472
Derivative financial liabilities - non-current	10	858
Liability for share-based compensation - non-current	811	1,100
Contingent consideration payable - non-current	1,442	1,442
Total liabilities	4,042,147	4,148,596
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 63,805,668 shares issued and 51,252,865 outstanding as of March 31, 2026 and 63,676,383 shares issued and 51,676,354 outstanding as of December 31, 2025	766	764
Additional paid in capital	3,232,537	3,222,985
Accumulated deficit	(2,456,654)	(2,420,061)
Treasury shares - at cost; 12,552,803 shares as of March 31, 2026 and 12,000,029 shares as of December 31, 2025	(137,212)	(132,765)
Accumulated other comprehensive loss	(23,204)	(15,886)
Total shareholder's equity	616,233	655,037
Total liabilities and shareholder’s equity	$ 4,658,380	$ 4,803,633